Share-based Payment Arrangements - Summary Of Information About Employee Restricted Stock Awards (Detail) - Employee restricted stock awards plan [Member] - Employee Restricted Stock Award [Member] - shares
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Balance at January 1	10,000,000	15,000,000	0
Stocks granted	0	0	15,000,000
Stocks unrestricted	(4,950,000)	(5,000,000)	0
Stocks retired	(70)
Stocks awaiting retired	(15)
Balance at December 31	4,965,000	10,000,000	15,000,000